TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES

Income before provision for income taxes consisted of:

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
China	$8,175,034	$12,364,226	$7,736,139
Income before provision for income taxes	$8,175,034	$12,364,226	$7,736,139

SCHEDULE OF PROVISION FOR INCOME TAX

The provision for income tax consisted of the following:

	Years Ended September 30,
	2024	2023	2022
	US$	US$	US$
Current
China	$1,068,018	$2,156,843	$233,468
Deferred
China	(883,200)	(1,427,337)	1,744,749
Provision for income tax	$184,818	$729,506	$1,978,217

SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended September 30,
	2024	2023	2022
Income tax at expected tax rates	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	(0.8)%	(0.2)%	-
Non-deductible expenses	0.3%	0.4%	0.2%
Effect of PRC preferential tax rates (1)	(20.5)%	(18.2)%	(1.2)%
Non-PRC entities not subject to PRC tax	(1.7)%	(1.3)%	1.5%
Other	0.0%	0.2%	0.1%
Effective tax rate	2.3%	5.9%	25.6%

(1)	China Oil Blue Ocean and ZJY Technologies are approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%.

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Components of deferred tax assets and liabilities were as follows:

	As of September 30,
	2024	2023
Deferred tax assets
Allowance for expected credit losses	$776,991	$450,283
Impairment of a long-term investment	71,353	69,640
Unbilled cost	2,588,288	1,679,669
Investment loss of equity method		-
Other	(238,973)	198,201
Total deferred tax assets	3,197,659	2,397,793
Deferred tax liabilities
Unbilled revenue	(3,492,293)	(3,555,899)
Long term investment gain of equity method	(12,879)	(17,597)
Total deferred tax liabilities	(3,505,172)	(3,573,496)
Net deferred tax liabilities	$(307,513)	$(1,175,703)

SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of September 30,
	2024	2023
	US$	US$
VAT payable	$317,612	$461,341
Income taxes payable	3,091,437	2,258,718
Other	9,676	35,602
Total	$3,418,725	$2,755,661